State Street Bank and Trust Company

Legal Administration Services Department

P.O. Box 5049

Boston, MA 02206-5049

December 2, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Wasatch Funds Trust (the “Registrant”)

Post-Effective Amendment No. 51 under the Securities Act of 1933 – File No. 33-10451 and Amendment No. 53 under the Investment Company Act of 1940 – File No. 811-4920

Dear Sir or Madam:

As sub-administrator on behalf of the Registrant, pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), please find attached Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A for electronic filing under the 1933 Act and the Investment Company Act of 1940 (under which it is Amendment No. 53) (the “Amendment”). The Amendment is being filed to (i) change the name of the Wasatch Global Science & Technology Fund to the Wasatch World Innovators Fund, (ii) to amend the principal investment strategy of the Wasatch Global Science & Technology Fund, (iii) to amend the principal investment strategy for the Wasatch Emerging Markets Small Cap Fund, (iv) to change the name of the Wasatch-1st Source Income Equity Fund to the Wasatch Large Cap Value Fund, and (v) to amend the principal investment strategy for the Wasatch-1st Source Income Equity Fund.

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

Enclosures

cc:	R. Biles